DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 10, 2022 $ / shares shares	Dec. 17, 2020 USD ($) $ / shares shares	Jul. 20, 2020 item	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock
Condition for future business combination number of businesses minimum | item			1
Proceeds from sale of Private Placement Warrants						$ 10,280,000
Transaction Costs		$ 15,688,848							$ 15,688,848
Underwriting fees		5,520,000							5,520,000
Deferred Underwriting Fee Payable.		9,660,000		$ 0		9,660,000	$ 0		9,660,000
Other offering costs		$ 508,848							$ 508,848
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account							80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination							50.00%		50.00%
Minimum net tangible assets upon consummation of the Business Combination				5,000,001			$ 5,000,001		$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent							20.00%		20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)							100.00%		100.00%
Threshold business days for redemption of public shares							10 days		10 days
Maximum net interest to pay dissolution expenses							$ 100,000		$ 100,000
Cash operating bank account				219,337			219,337		406,126
Working capital				1,680,280			1,680,280		234,460
Proceeds from promissory note - related party						$ 38,087	347,961	$ 0
Loans from sponsor				$ 25,000	$ 25,000				25,000
Class A Common Stock | KINS, Inpixon, CXApp
Subsidiary, Sale of Stock
Shares of Class A Common Stock | shares	26,661,910
Percentage of outstanding Class A Common Stock	96.60%
Redemption price per share | $ / shares	$ 10.10
Remaining shares of Class A Common Stock | shares	938,090
Sponsor
Subsidiary, Sale of Stock
Proceeds from promissory note - related party							$ 300,000		$ 300,000
Initial Public Offering
Subsidiary, Sale of Stock
Number of units issued | shares		27,600,000							27,600,000
Purchase price, per unit | $ / shares		$ 10.10
Proceeds from issuance initial public offering		$ 276,000,000
Investment of cash into Trust Account		$ 278,760,000
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock
Exercise price of warrants | $ / shares		$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock
Proceeds from issuance initial public offering		$ 10,280,000
Number of warrants issued | shares		10,280,000
Exercise price of warrants | $ / shares		$ 1.00							$ 11.50
Proceeds from sale of Private Placement Warrants		$ 10,280,000
Private Placement | Private Placement Warrants | Class A Common Stock
Subsidiary, Sale of Stock
Exercise price of warrants | $ / shares		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock
Number of units issued | shares		3,600,000							3,600,000
Purchase price, per unit | $ / shares		$ 10.00							$ 10.00
Sponsor
Subsidiary, Sale of Stock
Loans from sponsor									$ 300,000